Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Useful Lives of Property Plant and Equipment

The Company provides for depreciation primarily using the straight-line method in amounts that allocate the cost of property, plant and equipment over the following ranges of useful lives:

Buildings and improvements	5 to 45 years
Machinery, equipment and tooling (includes capitalized software)	3 to 25 years
Furniture and fixtures	3 to 10 years

Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	2012
	Fair Value Asset (Liability)
(in millions)	Level 1	Level 2	Level 3	Total
Derivatives:
Assets	$—	$1.9	$—	$1.9
Liabilities	—	(10.4)	—	(10.4)
Available-for-sale securities	—	20.0	—	20.0

	2011
	Fair Value Asset (Liability)
(in millions)	Level 1	Level 2	Level 3	Total
Derivatives:
Assets	$—	$4.4	$—	$4.4
Liabilities	—	(8.6)	—	(8.6)
Available-for-sale securities	—	19.5	—	19.5

Assets Measured at Level Three Fair Value on Non-recurring Basis	The following table summarizes the assets that are measured at Level 3 fair value on a non-recurring basis at December 31, 2011:

(in millions)	2011
Goodwill	$74.0
Intangible assets	2.1